                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

* This Form N-Q pertains to the following series of the Registrant:
  MFS Floating Rate High Income Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) FLOATING RATE HIGH INCOME FUND

5/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 93.3% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Term Loan, 6.8583%, 2013                                                   $   894,505       $    896,741
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., Letter of Credit, 7.25%, 2014                                        63,557             63,867
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., Term Loan, 7.32%, 2014                                              751,128            754,790
---------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., Term Loan B, 7.1083%, 2012                                                               856,554            857,981
---------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems, Inc., Term Loan B, 7.105%, 2011                                                    684,942            687,939
---------------------------------------------------------------------------------------------------------------------------------
Transdigm, Inc., Term Loan B, 7.3479%, 2013                                                          1,278,991          1,285,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,546,704
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Delta Airlines, Second Lien Term Loan, 8.605%, 2014                                                $   492,888       $    498,634
---------------------------------------------------------------------------------------------------------------------------------
United Air Lines, Inc., Term Loan B, 7.375%, 2014                                                    1,109,173          1,109,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,607,924
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Incremental Term Loan, 6.875%, 2013                                    $ 1,034,383       $  1,037,708
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Term Loan B, 7.105%, 2013                                                       $   385,538       $    387,439
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., Term Loan D, 7.875%, 2011                                        $ 1,484,213       $  1,495,344
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                             2,083,242          2,099,191
---------------------------------------------------------------------------------------------------------------------------------
General Motors, Term Loan B, 7.725%, 2013                                                            1,171,289          1,180,715
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Company, Second Lien Term Loan, 7.1%, 2014                                    1,368,619          1,372,383
---------------------------------------------------------------------------------------------------------------------------------
KAR Holdings, Term Loan B, 7.6%, 2013                                                                1,589,373          1,599,307
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.0993%, 2011                                        995,498          1,004,209
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Term Loan, 7.8466%, 2011                                                     656,439            660,953
---------------------------------------------------------------------------------------------------------------------------------
Motorsport Aftermarket Group, Inc., Term Loan, 7.85%, 2013                                             422,474            425,642
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,837,744
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., Letter of Credit, 8.07%, 2011                                                        $   160,602       $    162,409
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., Term Loan B, 8.1249%, 2013                                                               682,795            690,477
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    852,886
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., Term Loan, 7.35%, 2012                                                 $ 1,445,700       $  1,445,700
---------------------------------------------------------------------------------------------------------------------------------
CMP Susquehanna Corp., Term Loan B, 7.35%, 2013                                                        407,067            409,229
---------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Term Loan B, 7.3584%, 2013                                                      1,480,553          1,484,254
---------------------------------------------------------------------------------------------------------------------------------
Emmis Communications, Term Loan, 7.35%, 2013                                                         1,257,467          1,265,326
---------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., Term Loan B, 6.85%, 2013                                           1,215,989          1,218,460
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan, 6.8517%, 2014                                                      2,337,176          2,333,764
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., Term Loan, 6.875%, 2014                                                             580,570            582,385
---------------------------------------------------------------------------------------------------------------------------------
Nextmedia Operating, Second Lien Term Loan, 9.82%, 2013                                                500,000            506,250
---------------------------------------------------------------------------------------------------------------------------------
Nextmedia Operating, Term Loan, 7.32%, 2012                                                            333,543            333,126
---------------------------------------------------------------------------------------------------------------------------------
Nextmedia Operating, Term Loan B, 7.32%, 2013                                                          148,241            148,056
---------------------------------------------------------------------------------------------------------------------------------
Quebecor Media, Inc., Term Loan B, 7.3556%, 2013                                                       956,275            962,252
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., Term Loan, 7.1%, 2012                                              987,462            987,462
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Second Lien Term Loan, 7.82%, 2014                                           691,919            691,631
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Term Loan B, 7.605%, 2014                                                  1,613,943          1,611,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,979,455
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp., Term Loan B, 6.82%, 2012                                                 $   715,222       $    717,636
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Second Lien Term Loan, 11.125%, 2014                             $   682,335       $    671,532
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Term Loan, 8.1875%, 2014                                             907,543            897,333
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp., Term Loan B, 7.85%, 2014                                           1,184,776          1,178,852
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Letter of Credit, 7.595%, 2014                                                          18,101             18,056
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Second Lien Term Loan, 11.355%, 2014                                                   223,246            221,572
---------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Term Loan, 7.6042%, 2014                                                               205,145            204,632
---------------------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc., Term Loan B, 6.82%, 2010                                                   642,857            644,063
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., Canadian Term Loan, 8.1%, 2011                                                16,395             16,368
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., Term Loan, 8.1%, 2011                                                        438,411            437,680
---------------------------------------------------------------------------------------------------------------------------------
Quality Home Brands Holdings LLC, Second Lien Term Loan, 11.9388%, 2013                                483,050            482,749
---------------------------------------------------------------------------------------------------------------------------------
Quality Home Brands Holdings LLC, Term Loan, 7.8238%, 2012                                             298,087            298,459
---------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc., Term Loan B, 7.088%, 2012                                                     223,821            224,101
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,295,397
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Applied Systems, Inc., Term Loan B, 7.8533%, 2013                                                  $   346,956       $    347,823
---------------------------------------------------------------------------------------------------------------------------------
BELFOR USA, Term Loan B, 7.57%, 2012                                                                   236,799            238,279
---------------------------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Second Lien Term Loan, 9.62%, 2011                                           224,774            227,116
---------------------------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Term Loan, 1.3225%, 2011                                                      18,971             18,971
---------------------------------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Term Loan, 7.34%, 2011                                                       341,380            343,087
---------------------------------------------------------------------------------------------------------------------------------
Clarke American Corp., Term Loan B, 7.84%, 2014                                                      1,625,338          1,623,983
---------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Second Lien Term Loan, 11.6%, 2014                                           1,048,517          1,065,556
---------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Term Loan, 9.1163%, 2012                                                       420,382            422,484
---------------------------------------------------------------------------------------------------------------------------------
Infor Global Solutions, Term Loan, 9.1%, 2012                                                          219,330            220,427
---------------------------------------------------------------------------------------------------------------------------------
iPayment, Inc., Term Loan, 7.5941%, 2013                                                               834,622            829,405
---------------------------------------------------------------------------------------------------------------------------------
Network Solutions LLC, Term Loan, 7.82%, 2014                                                        1,582,792          1,586,749
---------------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc., Term Loan, 7.485%, 2014                                                          888,991            895,658
---------------------------------------------------------------------------------------------------------------------------------
PGS, Inc., Term Loan B, 7.6199%, 2013                                                                  669,071            675,344
---------------------------------------------------------------------------------------------------------------------------------
Sunguard Data Systems, Inc., Term Loan B, 7.3556%, 2013                                                223,538            225,171
---------------------------------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Term Loan B, 7.85%, 2012                                                    627,389            627,389
---------------------------------------------------------------------------------------------------------------------------------
Travelport, Letter of Credit, 7.85%, 2013                                                              154,773            155,697
---------------------------------------------------------------------------------------------------------------------------------
Travelport, Term Loan, 7.85%, 2013                                                                   1,459,970          1,468,690
---------------------------------------------------------------------------------------------------------------------------------
VeriFone, Inc., Term Loan, 7.1099%, 2013                                                               438,772            440,417
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,412,246
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Bresnan Communications LLC, Term Loan B, 7.38%, 2014                                               $ 1,689,098       $  1,695,434
---------------------------------------------------------------------------------------------------------------------------------
Cequel Communications LLC, Term Loan, 7.35%, 2013                                                    1,208,060          1,208,815
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.32%, 2014                                         1,159,706          1,159,706
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                                               1,485,000          1,487,070
---------------------------------------------------------------------------------------------------------------------------------
Insight Midwest Holdings LLC, Term Loan B, 7.35%, 2014                                               1,122,875          1,130,010
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, Term Loan D-2, 7.1%, 2015                                                      598,500            596,754
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp., Term Loan D-1, 7.1036%, 2015                                            987,525            986,908
---------------------------------------------------------------------------------------------------------------------------------
San Juan Cable, Term Loan, 7.3475%, 2012                                                             1,094,156          1,095,183
---------------------------------------------------------------------------------------------------------------------------------
UPC Broadband Holding, Term Loan N, 7.08%, 2014                                                        445,775            445,775
---------------------------------------------------------------------------------------------------------------------------------
UPC Financing Partnership, Term Loan N-2, 7.08%, 2014                                                  718,265            718,265
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,523,920
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Arizona Chemical, Second Lien Term Loan, 10.86%, 2014                                              $   801,925       $    810,446
---------------------------------------------------------------------------------------------------------------------------------
Arizona Chemical, Term Loan, 7.36%, 2013                                                                56,438             56,685
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.0944%, 2014                                                              1,166,824          1,173,387
---------------------------------------------------------------------------------------------------------------------------------
Macdermid, Inc., Term Loan B, 7.32%, 2014                                                              696,894            698,346
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., Term Loan B, 7.125%, 2013                                                                  163,593            164,513
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., Term Loan B, 7.1023%, 2010                                                                  899,162            904,220
---------------------------------------------------------------------------------------------------------------------------------
Vertellus Specialties, Inc., Term Loan, 8.6%, 2013                                                   1,570,941          1,581,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,389,338
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan, 7.32%, 2013                                                      $   792,000       $    792,866
---------------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Second Lien Term Loan, 11.36%, 2013                                                   339,000            341,754
---------------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Second Lien Term Loan, 11.11%, 2013                                                   237,170            239,097
---------------------------------------------------------------------------------------------------------------------------------
Vertafore, Inc., Term Loan, 7.86%, 2012                                                                632,454            636,012
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,009,729
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Second Lien Term Loan, 10.85%, 2013                                      $   469,612       $    479,592
---------------------------------------------------------------------------------------------------------------------------------
Dealer Computer Services, Term Loan, 7.35%, 2012                                                     1,087,493          1,094,289
---------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp., Term Loan, 7.6074%, 2014                                                             198,338            199,743
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,773,624
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Landsource Communities Development LLC, Second Lien Term Loan, 9.86%, 2014                         $   224,769       $    227,204
---------------------------------------------------------------------------------------------------------------------------------
Landsource Communities Development LLC, Term Loan B, 8.1099%, 2013                                     567,628            570,715
---------------------------------------------------------------------------------------------------------------------------------
Mattamy Funding Partnership, Term Loan B, 7.625%, 2013                                               1,485,000          1,483,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,281,063
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., Term Loan B, 7.1068%, 2012                                                      $   624,890       $    628,967
---------------------------------------------------------------------------------------------------------------------------------
Affinion Group, Term Loan B, 7.8586%, 2012                                                           1,369,085          1,379,924
---------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp., Term Loan B-1, 7.875%, 2012                                                          1,238,720          1,246,076
---------------------------------------------------------------------------------------------------------------------------------
Huish Detergents, Inc., Second Lien Term Loan, 9.57%, 2014                                             164,412            166,878
---------------------------------------------------------------------------------------------------------------------------------
Huish Detergents, Inc., Term Loan B, 7.32%, 2014                                                       822,061            823,346
---------------------------------------------------------------------------------------------------------------------------------
National Bedding Co., Second Lien Term Loan, 10.36%, 2012                                              339,607            343,003
---------------------------------------------------------------------------------------------------------------------------------
National Bedding Co., Term Loan, 7.3547%, 2011                                                         224,546            225,107
---------------------------------------------------------------------------------------------------------------------------------
Philosphy, Inc., Term Loan B, 7.36%, 2014                                                              680,291            679,865
---------------------------------------------------------------------------------------------------------------------------------
Sabre, Inc., Term Loan B, 7.6058%, 2014                                                              1,389,600          1,390,902
---------------------------------------------------------------------------------------------------------------------------------
Sally Beauty, Term Loan, 7.8599%, 2013                                                                 414,347            417,455
---------------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., Term Loan B, 7.6%, 2013                                                               652,063            655,935
---------------------------------------------------------------------------------------------------------------------------------
Simmons Co., Term Loan D, 7.4126%, 2011                                                                668,485            670,714
---------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc., Term Loan B, 6.875%, 2014                                         442,496            444,155
---------------------------------------------------------------------------------------------------------------------------------
West Corp., Term Loan B-2, 7.7497%, 2013                                                               749,234            754,750
---------------------------------------------------------------------------------------------------------------------------------
Worldspan LP, Second Lien Term Loan, 12.35%, 2014                                                      526,251            529,211
---------------------------------------------------------------------------------------------------------------------------------
Worldspan LP, Term Loan, 8.5978%, 2013                                                                 721,786            724,493
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,080,781
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                        $   200,937       $    205,458
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                            627,929            638,395
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Term Loan, 7.5891%, 2013                                                       189,459            191,274
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Term Loan B, 7.5914%, 2013                                                     633,191            639,259
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois Group, Inc., Term Loan B, 6.82%, 2013                                                 1,408,471          1,410,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,085,057
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co., Term Loan B, 7.125%, 2014                                                     $   842,827       $    847,173
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Term Loan B, 7.11%, 2013                                                  $ 1,678,869       $  1,679,079
---------------------------------------------------------------------------------------------------------------------------------
Itron, Inc., Term Loan B, 7.3581%, 2014                                                                493,715            498,189
---------------------------------------------------------------------------------------------------------------------------------
Sensata Technologies, Term Loan B, 7.105%, 2013                                                      1,495,502          1,493,736
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,671,004
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CDX Funding LLC, Second Lien Term Loan, 10.5738%, 2013                                             $   743,143       $    759,863
---------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Term Loan B, 7.35%, 2013                                                             792,000            797,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,557,473
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Term Loan B, 7.07%, 2013                                                  $    98,888       $     99,410
---------------------------------------------------------------------------------------------------------------------------------
Cedar Fair LP, Term Loan B, 7.32%, 2012                                                                632,165            638,438
---------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., Term Loan B, 7.1258%, 2013                                                         223,951            224,808
---------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, 8.6%, 2012                                               464,286            465,550
---------------------------------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.6%, 2012                                             990,000            992,696
---------------------------------------------------------------------------------------------------------------------------------
Panavision, Inc., Term Loan, 8.3559%, 2011                                                             341,853            343,562
---------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Term Loan, 6.85%, 2010                                                          1,201,142          1,203,894
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,968,358
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc., Term Loan B, 7.07%, 2012                                                $   699,479       $    700,529
---------------------------------------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc., Term Loan C, 7.07%, 2012                                                    405,472            406,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,106,609
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Letter of Credit, 7.475%, 2014                                                      $    30,331       $     30,533
---------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., Term Loan B, 7.475%, 2014                                                               424,408            427,237
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc., Tem Loan C, 7.36%, 2013                                                               252,854            253,960
---------------------------------------------------------------------------------------------------------------------------------
Birds Eye Foods, Inc., Term Loan, 7.09%, 2013                                                          695,773            696,426
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.875%, 2014                                                            1,167,642          1,170,561
---------------------------------------------------------------------------------------------------------------------------------
Mafco Worldwide Corp., Term Loan B, 7.3487%, 2011                                                    1,224,301          1,225,831
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,804,548
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.0928%, 2012                                                    $ 1,003,346       $  1,008,822
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2013                                                    1,033,405          1,039,033
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., Term Loan, 7.3283%, 2014                                        327,086            329,880
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp., Deposit Funded Loan, 7.32%, 2011                                         67,200             67,723
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp., Term Loan B, 7.375%, 2011                                               758,588            764,488
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp., Term Loan C, 7.375%, 2011                                               160,532            161,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,371,726
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Term Loan B, 7.61%, 2013                                               $   514,385       $    513,742
---------------------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Second Lien Term Loan, 9.61%, 2013                                         349,966            353,465
---------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., Term Loan B, 7.3504%, 2012                                                         1,870,854          1,880,794
---------------------------------------------------------------------------------------------------------------------------------
Fontainebleau Resorts LLC, Term Loan, 2014 (o)                                                         432,269            435,331
---------------------------------------------------------------------------------------------------------------------------------
Fountainbleau Resorts LLC, Term Loan B, 2014 (o)                                                       864,539            870,662
---------------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming, Term Loan B, 6.86%, 2014                                                        222,724            223,002
---------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 8.61%, 2014                                      456,129            459,455
---------------------------------------------------------------------------------------------------------------------------------
Green Valley Ranch Gaming LLC, Term Loan, 7.3583%, 2014                                                215,086            216,376
---------------------------------------------------------------------------------------------------------------------------------
Greenwood Racing, Inc., Term Loan B, 7.57%, 2011                                                       828,032            832,172
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.3354%, 2012                                                         1,807,385          1,825,459
---------------------------------------------------------------------------------------------------------------------------------
Tamarack Resorts, Letter of Credit, 8.6138%, 2011                                                      720,000            716,400
---------------------------------------------------------------------------------------------------------------------------------
Tamarack Resorts, Term Loan B, 8.6%, 2011                                                            1,069,200          1,063,854
---------------------------------------------------------------------------------------------------------------------------------
Venetian Macau Ltd., Incremental Term Loan B, 7.6%, 2013                                               464,923            468,797
---------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, Term Loan B, 7.85%, 2013                                                               455,681            459,526
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,319,035
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Laundry Holdings LLC, Term Loan B, 7.6093%, 2012                                          $   619,947       $    624,209
---------------------------------------------------------------------------------------------------------------------------------
Babcock & Wilcox Co., Synthetic Letter of Credit, 8.1%, 2012                                           656,664            659,947
---------------------------------------------------------------------------------------------------------------------------------
Education Management Corp., Term Loan B, 7.125%, 2013                                                  585,872            587,520
---------------------------------------------------------------------------------------------------------------------------------
Gleason, Term Loan, 7.6029%, 2013                                                                      428,631            431,310
---------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., Term Loan, 7.07%, 2013                                                         393,890            393,890
---------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., Term Loan B, 7.07%, 2013                                                       272,464            272,464
---------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp., Term Loan B, 7.1%, 2013                                                         1,187,166          1,191,618
---------------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., Term Loan B-2, 7.58%, 2013                                                              211,564            213,019
---------------------------------------------------------------------------------------------------------------------------------
Valley National Gases, Second Lien Term Loan, 11.32%, 2014                                             112,496            113,339
---------------------------------------------------------------------------------------------------------------------------------
Valley National Gases, Term Loan, 7.602%, 2014                                                         222,264            223,653
---------------------------------------------------------------------------------------------------------------------------------
X-Rite, Second Lien Term Loan, 10.3475%, 2013                                                          303,201            306,233
---------------------------------------------------------------------------------------------------------------------------------
X-Rite, Term Loan, 7.6287%, 2012                                                                       267,191            267,191
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,284,393
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
ARG Holding, Term Loan, 8.375%, 2011                                                               $ 1,069,763       $  1,077,117
---------------------------------------------------------------------------------------------------------------------------------
ARG Holding, Term Loan C, 8.375%, 2011                                                                 350,303            352,712
---------------------------------------------------------------------------------------------------------------------------------
Asurion Corp., Second Lien Term Loan, 11.57%, 2013                                                     605,330            611,383
---------------------------------------------------------------------------------------------------------------------------------
Asurion Corp., Term Loan, 8.32%, 2012                                                                  690,214            693,665
---------------------------------------------------------------------------------------------------------------------------------
HMSC Corp., Second Lien Term Loan, 10.8569%, 2014                                                       79,343             80,929
---------------------------------------------------------------------------------------------------------------------------------
HMSC Corp., Term Loan, 7.6069%, 2014                                                                   657,013            657,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,473,640
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
MultiPlan Corp., Term Loan, 7.82%, 2013                                                            $   971,624       $    977,848
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Oceania Cruise Holdings, Second Lien Term Loan, 11.11%, 2014                                       $   493,614       $    494,231
---------------------------------------------------------------------------------------------------------------------------------
Oceania Cruise Holdings, Term Loan, 7.61%, 2013                                                        813,371            814,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,308,619
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Generac Power Systems, Inc., Second Lien Term Loan, 11.35%, 2014                                   $   323,677       $    314,776
---------------------------------------------------------------------------------------------------------------------------------
Generac Power Systems, Inc., Term Loan, 7.85%, 2013                                                    337,922            334,374
---------------------------------------------------------------------------------------------------------------------------------
NACCO Materials Handling Group, Term Loan, 7.3527%, 2013                                               198,500            198,252
---------------------------------------------------------------------------------------------------------------------------------
Rental Service Corp., Second Lien Term Loan, 9.9472%, 2013                                             384,879            391,454
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,238,856
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Accellent Corp., Term Loan, 7.859%, 2012                                                           $   608,783       $    607,768
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., Term Loan, 2014 (o)                                                     677,973            676,701
---------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., Term Loan B, 7.1%, 2012                                                648,909            649,586
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., Term Loan B-1, 6.8418%, 2012                                                             680,058            681,880
---------------------------------------------------------------------------------------------------------------------------------
Emdeon Business Services LLC, Term Loan B, 7.6%, 2013                                                  821,286            825,393
---------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare, Second Lien Term Loan, 13.1%, 2013                                                   333,333            335,833
---------------------------------------------------------------------------------------------------------------------------------
Genoa Healthcare, Term Loan, 8.3559%, 2012                                                             585,143            585,143
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6%, 2013                                                                   2,137,061          2,160,246
---------------------------------------------------------------------------------------------------------------------------------
Health Management Associates, Term Loan, 7.1%, 2014                                                  1,116,829          1,121,217
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., Term Loan B, 7.8495%, 2010                                                        2,089,774          2,103,563
---------------------------------------------------------------------------------------------------------------------------------
National Mentor Holdings, Inc., Synthetic Letter of Credit, 7.32%, 2013                                 36,821             36,867
---------------------------------------------------------------------------------------------------------------------------------
National Mentor Holdings, Inc., Term Loan B, 7.3534%, 2013                                             627,908            628,693
---------------------------------------------------------------------------------------------------------------------------------
National Renal Institutes, Inc., Term Loan B, 7.625%, 2013                                             893,250            892,133
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Term Loan B, 7.1049%, 2012                                                      474,568            475,062
---------------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., Term Loan, 7.35%, 2013                                                  996,660            996,972
---------------------------------------------------------------------------------------------------------------------------------
Renal Advantage, Inc., Term Loan B, 7.85%, 2012                                                        373,490            376,292
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., Term Loan B, 7.3607%, 2012                                                       980,000            975,508
---------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Synthetic Letter of Credit, 5.455%, 2014                                   127,472            127,791
---------------------------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., Term Loan B, 7.355%, 2014                                                  564,520            565,932
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., Term Loan C, 7.6%, 2011                                                           314,921            316,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,139,273
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics LLC, Term Loan, 6.875%, 2013                                                        $ 1,371,429       $  1,368,857
---------------------------------------------------------------------------------------------------------------------------------
Orthofix International, Term Loan B, 7.1%, 2013                                                      1,087,288          1,090,686
---------------------------------------------------------------------------------------------------------------------------------
Sterigenics International, Inc., Term Loan B, 7.61%, 2013                                              206,685            207,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,667,003
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Euramax International, Inc., Term Loan, 8.375%, 2012                                               $   329,126       $    328,509
---------------------------------------------------------------------------------------------------------------------------------
Freeport-Mcmoran Copper & Gold, Inc., Term Loan B, 7.07%, 2014                                         786,205            788,908
---------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., Canadian Term Loan B, 7.61%, 2012                                                       198,994            199,119
---------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., Term Loan B, 7.59%, 2012                                                                345,621            345,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,662,373
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Asset Sale, 7.07%, 2011                                              $   115,561       $    115,705
---------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Canadian Term Loan, 7.09%, 2013                                          606,396            607,912
---------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Term Loan, 7.11%, 2013                                                    71,215             71,304
---------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Term Loan, 7.0898%, 2013                                                 105,131            105,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    900,315
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., Letter of Credit, 7.22%, 2009                                                       $   683,188       $    686,034
---------------------------------------------------------------------------------------------------------------------------------
Energy Transfer Equity, Term Loan, 7.1056%, 2012                                                     1,858,892          1,869,581
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,555,615
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Term Loan B, 7.32%, 2013                                                $ 1,176,892       $  1,183,758
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., Term Loan B, 6.85%, 2013                                                             927,373            932,706
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,116,464
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services, Term Loan B, 7.6%, 2013                                                    $   407,509       $    409,547
---------------------------------------------------------------------------------------------------------------------------------
Volnay Acquisition Co. I, Term Loan B, 7.35%, 2014                                                     656,980            662,729
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,072,276
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan B-1, 7.32%, 2013                                                  $   483,224       $    483,753
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Royalty Pharma Finance Trust Bank Loan, Term Loan, 6.84%, 2013                                     $ 1,613,880       $  1,624,976
---------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Second Lien Term Loan, 10.355%, 2014                                             438,005            447,312
---------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Term Loan, 7.605%, 2013                                                          384,794            387,199
---------------------------------------------------------------------------------------------------------------------------------
Stiefel Laboratories, Term Loan, 7.605%, 2013                                                          294,318            296,158
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Dovonex Term Loan, 7.35%, 2012                                                   70,819             71,011
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Term Loan B, 7.3491%, 2012                                                      473,677            476,164
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Term Loan C, 7.35%, 2012                                                        130,048            130,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,433,551
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., LC Facility, 7.57%, 2013                                                   $    42,418       $     42,762
---------------------------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., Term Loan B, 7.63%, 2013                                                       839,735            846,558
---------------------------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., Term Loan B-2, 7.63%, 2013                                                     402,539            405,809
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,295,129
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.59%, 2013                                          $ 1,150,875       $  1,156,628
---------------------------------------------------------------------------------------------------------------------------------
Ascend Media Holdings LLC, Term Loan, 8.85%, 2012                                                      883,877            830,845
---------------------------------------------------------------------------------------------------------------------------------
Black Press, Term Loan B, 7.36%, 2013                                                                  400,707            403,211
---------------------------------------------------------------------------------------------------------------------------------
Black Press, Term Loan B-2, 7.36%, 2013                                                                243,286            244,807
---------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., Term Loan, 7.1%, 2013                                                                     31,876             31,916
---------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., Term Loan C, 7.1%, 2013                                                                  956,275            957,470
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B-1, 6.8593%, 2010                                                     1,025,090          1,026,798
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B-2, 6.8472%, 2010                                                       700,705            701,253
---------------------------------------------------------------------------------------------------------------------------------
Gatehouse Media Operating, Inc., Term Loan, 7.3508%, 2014                                              428,945            428,409
---------------------------------------------------------------------------------------------------------------------------------
Gatehouse Media Operating, Inc., Term Loan B, 7.36%, 2014                                            1,149,572          1,148,135
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                                               2,145,541          2,160,798
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., Term Loan C, 7.09%, 2013                                                        912,451            912,641
---------------------------------------------------------------------------------------------------------------------------------
Medimedia, Inc., Term Loan B, 7.583%, 2013                                                             522,966            524,709
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, Term Loan B, 7.6066%, 2013                                                      1,693,911          1,707,252
---------------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Second Lien Term Loan, 10.355%, 2014                                               453,347            456,747
---------------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., Term Loan, 7.6048%, 2013                                                           222,583            223,488
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia Media, Term Loan B, 8.1%, 2013                                                          1,244,306          1,247,416
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., Term Loan D-1, 5.84%, 2011                                                       702,023            702,274
---------------------------------------------------------------------------------------------------------------------------------
Reader's Digest Associations, Inc., Term Loan B, 7.3391%, 2014                                         900,626            902,315
---------------------------------------------------------------------------------------------------------------------------------
Riverdeep Interactive Learning USA, Inc., Term Loan B, 8.1%, 2013                                      885,946            890,238
---------------------------------------------------------------------------------------------------------------------------------
Star Tribune, Second Lien Term Loan, 11.34%, 2015                                                      225,316            217,993
---------------------------------------------------------------------------------------------------------------------------------
Star Tribune, Term Loan, 7.59%, 2014                                                                   225,316            222,312
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co., Term Loan B, 2014 (o)                                                                     648,718            648,718
---------------------------------------------------------------------------------------------------------------------------------
Tribune Co., Term Loan X , 2009 (o)                                                                    324,359            326,116
---------------------------------------------------------------------------------------------------------------------------------
Wenner Media LLC, Term Loan B, 7.1%, 2013                                                              437,509            438,603
---------------------------------------------------------------------------------------------------------------------------------
Yell Group Ltd., Term Loan B, 7.32%, 2013                                                              333,180            335,633
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,846,725
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Term Loan B, 6.82%, 2013                                             $   837,010       $    838,319
---------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Term Loan A, 6.57%, 2010                                            1,069,763          1,067,423
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., Term Loan, 7.32%, 2012                                                       347,774            349,078
---------------------------------------------------------------------------------------------------------------------------------
Realogy, Letter of Credit, 8.32%, 2013                                                                 251,378            251,457
---------------------------------------------------------------------------------------------------------------------------------
Realogy, Term Loan, 8.35%, 2013                                                                        940,847            941,141
---------------------------------------------------------------------------------------------------------------------------------
Tishman Speyer, Term Loan, 7.07%, 2013                                                                 670,811            673,326
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,120,744
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Letter of Credit, 8.1138%, 2013                                                     $    97,577       $     98,269
---------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Term Loan B, 8.1099%, 2013                                                              736,954            742,173
---------------------------------------------------------------------------------------------------------------------------------
Burger King Corp., Term Loan B-1, 6.875%, 2012                                                       1,546,288          1,549,601
---------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc., Term Loan B, 6.86%, 2013                                                           1,114,586          1,115,631
---------------------------------------------------------------------------------------------------------------------------------
NPC International, Term Loan B, 7.0928%, 2013                                                          227,267            227,267
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,732,941
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
David's Bridal, Inc., Term Loan, 7.4%, 2014                                                        $   665,882       $    660,610
---------------------------------------------------------------------------------------------------------------------------------
J. Crew Group, Term Loan B, 7.1227%, 2013                                                              201,461            201,797
---------------------------------------------------------------------------------------------------------------------------------
Neiman-Marcus Group, Inc., Term Loan, 7.3463%, 2013                                                    690,098            695,151
---------------------------------------------------------------------------------------------------------------------------------
Oriental Trading Company, Inc., Term Loan, 7.0699%, 2013                                             1,290,772          1,289,965
---------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack, Term Loan B, 7.36%, 2011                                               1,093,295          1,100,129
---------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., Term Loan B, 7.1072%, 2012                                                        609,810            610,762
---------------------------------------------------------------------------------------------------------------------------------
William Carter Co., Term Loan B, 6.8461%, 2012                                                         265,000            264,918
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,823,332
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan B, 7.625%, 2013                                                   $ 1,461,717       $  1,468,476
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., Term Loan B, 7.32%, 2014                                                  $   705,400       $    709,221
---------------------------------------------------------------------------------------------------------------------------------
Crown Castle Operating Co., Term Loan B, 6.8927%, 2014                                                 225,232            225,631
---------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Second Lien Term Loan, 2015 (o)                                                 162,638            163,248
---------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Term Loan, 2014 (o)                                                             483,727            485,541
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Term Loan B, 7.625%, 2013                                                     663,329            669,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,252,671
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc., Second Lien Term Loan, 12.36%, 2014                                 $   557,204       $    564,169
---------------------------------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc., Term Loan, 7.86%, 2013                                                1,011,207          1,011,207
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,575,376
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., Term Loan, 7.125%, 2012                                                   $   590,538       $    594,081
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Synthetic Letter of Credit, 7.1%, 2012                                                $    94,667       $     95,284
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Term Loan, 7.0822%, 2012                                                                  528,808            532,255
---------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc., Canadian Term Loan, 7.07%, 2013                                           167,972            168,462
---------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc., Term Loan B, 7.07%, 2013                                                  503,917            505,387
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,301,388
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Letter of Credit, 5.225%, 2013                                              $   197,408       $    198,571
---------------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Revolver, 7.475%, 2011                                                           55,274             55,600
---------------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Second Lien Term Loan, 9.6%, 2014                                               218,423            223,406
---------------------------------------------------------------------------------------------------------------------------------
Boston Generating LLC, Term Loan, 7.6%, 2013                                                           890,054            895,299
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., DIP Term Loan, 7.59%, 2009                                                              920,139            924,452
---------------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power, Letter of Credit, 8%, 2013                                                          82,094             82,368
---------------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power, Term Loan B, 8.1%, 2013                                                          1,197,737          1,201,729
---------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp., Letter of Credit, 5.24%, 2013                                                   152,994            153,090
---------------------------------------------------------------------------------------------------------------------------------
Covanta Holding Corp., Term Loan B, 6.875%, 2014                                                       298,551            298,737
---------------------------------------------------------------------------------------------------------------------------------
KGen Power Corp., Letter of Credit, 7.125%, 2014                                                        42,353             42,406
---------------------------------------------------------------------------------------------------------------------------------
KGen Power Corp., Term Loan B, 7.125%, 2014                                                             70,412             70,500
---------------------------------------------------------------------------------------------------------------------------------
Longview Power LLC, Letter of Credit, 7.6%, 2013                                                        45,179             45,462
---------------------------------------------------------------------------------------------------------------------------------
Longview Power LLC, Term Loan, 7.61%, 2014                                                             135,538            136,385
---------------------------------------------------------------------------------------------------------------------------------
LS Power Acquisition, Second Lien Term Loan, 9.07%, 2015                                               327,927            331,821
---------------------------------------------------------------------------------------------------------------------------------
LS Power Acquisition, Term Loan B, 7.32%, 2014                                                       1,147,745          1,149,180
---------------------------------------------------------------------------------------------------------------------------------
Mach Gen LLC, Letter of Credit, 7.35%, 2013                                                             20,962             20,949
---------------------------------------------------------------------------------------------------------------------------------
Mach Gen LLC, Term Loan, 7.36%, 2014                                                                   202,129            201,960
---------------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, Term Loan B, 7.07%, 2013                                                   1,183,332          1,184,442
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Term Loan, 7.35%, 2013                                                               959,776            960,158
---------------------------------------------------------------------------------------------------------------------------------
Thermal North America, Letter of Credit, 8.07%, 2008                                                   104,018            104,798
---------------------------------------------------------------------------------------------------------------------------------
Thermal North America, Term Loan, 8.1%, 2008                                                           520,886            524,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,806,106
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - TELEPHONE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cavalier Telephone Corp., Term Loan B, 10.07%, 2012                                                $ 1,615,172       $  1,635,362
---------------------------------------------------------------------------------------------------------------------------------
Choice One Communications, Inc., Term Loan, 8.875%, 2013                                               476,264            481,622
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,116,984
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $207,712,509
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 8.6056%, 2012                                                    $   725,000       $    740,406
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                       $   860,000       $    873,975
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., FRN, 8.36%, 2012                                                        717,000            725,066
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,599,041
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
KAR Holdings, FRN, 7.57%, 2014 (z)                                                                 $   355,000       $    362,100
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., FRN, 9.2299%, 2014                                                   $   700,000       $    716,625
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Aramark Corp., FRN, 8.8563%, 2015 (z)                                                              $ 1,495,000       $  1,541,719
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6%, 2009                                                                         $   725,000       $    721,375
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.3556%, 2013                                                               $   400,000       $    404,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $  6,085,266
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.6% (y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 6/01/07                                              $ 5,735,000       $  5,735,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $219,532,775
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   3,130,051
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $222,662,826
---------------------------------------------------------------------------------------------------------------------------------

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.

(k) As of May 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $6,085,266 and 2.77% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y) The rate shown represents an annualized yield at time of purchase.

(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:



                                              ACQUISITION         ACQUISITION           CURRENT         TOTAL % OF
RESTRICTED SECURITIES                             DATE                COST           MARKET VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------
Aramark Corp., FRN, 8.8563%, 2015               1/17/07           $ 1,495,000         $1,541,719
KAR Holdings, FRN, 7.57%, 2014                  4/13/07               355,000            362,100
------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                           $1,903,819            0.9%
                                                                                      ============================


The following abbreviations are used in this report and are defined:

DIP      Debtor-in-Possession
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLOATING RATE HIGH INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 5/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $218,942,841
                                                             ============
Gross unrealized appreciation                                $    911,616
Gross unrealized depreciation                                    (321,682)
                                                             ------------
      Net unrealized appreciation (depreciation)             $    589,934
                                                             ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of May 31, 2007, the portfolio had unfunded loan commitments of $2,416,389, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                                  UNFUNDED                 UNREALIZED
                                                                                    LOAN                  APPRECIATION
BORROWER                                                                         COMMITMENT              (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Cannery Casino Resorts LLC, Delayed Draw, Term Loan B, 2013                      $  418,857                $   (524)
Cellnet Technology, Inc., Delayed Draw, Term Loan, 2011                             208,682                       0
Longview Power LLC, Delayed Draw, Term Loan, 2014                                   158,128                     988
MEG Energy Corp., Delayed Draw, Term Loan, 2013                                   1,300,000                  (3,249)
Sun HealthCare Group, Inc., Delayed Draw, Term Loan, 2014                           100,159                     250
Univision Communications, Delayed Draw, Term Loan, 2014                             230,563                    (341)
-----------------------------------------------------------------------------------------------------------------------
                                                                                 $2,416,389                $ (2,876)
                                                                                 ==========                ========

At May 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.